EMPOWER FUNDS, INC.
 ("Empower Funds")
Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund
Institutional Class Ticker / MXKVX	Institutional Class Ticker / MXJUX
Investor Class Ticker / MXCPX	Investor Class Ticker / MXDPX
Class L Ticker / MXIPX	Class L Ticker / MXHPX
Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund
Institutional Class Ticker / MXITX	Institutional Class Ticker / MXHRX
Investor Class Ticker / MXMPX	Investor Class Ticker / MXBPX
Class L Ticker / MXGPX
Empower Aggressive Profile Fund
Institutional Class Ticker / MXGTX
Investor Class Ticker / MXAPX
(the "Fund(s)")
Quarterly Holdings Report

September 30, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
$ 11,655,291	Empower Core Bond Fund Institutional Class(a)	$ 101,517,586
16,147,883	Empower Global Bond Fund Institutional Class(a)	129,990,461
5,669,089	Empower High Yield Bond Fund Institutional Class(a)	61,169,468
7,203,179	Empower Inflation-Protected Securities Fund Institutional Class(a)	67,637,847
15,188,916	Empower Multi-Sector Bond Fund Institutional Class(a)	131,232,234
14,254,647	Empower Short Duration Bond Fund Institutional Class(a)	140,978,457
12,056,758	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	101,517,904

TOTAL BOND MUTUAL FUNDS — 47.40% (Cost $705,462,730)		$734,043,957
EQUITY MUTUAL FUNDS
2,315,571	Empower Emerging Markets Equity Fund Institutional Class(a)	27,115,342
2,665,522	Empower International Growth Fund Institutional Class(a)	27,294,944
6,417,263	Empower International Value Fund Institutional Class(a)	68,343,846
3,474,248	Empower Large Cap Growth Fund Institutional Class(a)	46,138,007
13,728,893	Empower Large Cap Value Fund Institutional Class(a)	98,985,315
Shares		Fair Value
Equity Mutual Funds — (continued)
$ 5,800,948	Empower Mid Cap Value Fund Institutional Class(a)	$ 50,178,196
9,167,438	Empower Real Estate Index Fund Institutional Class(a)	78,564,940
1,355,879	Empower Small Cap Growth Fund Institutional Class(a)	15,389,230
4,152,520	Empower Small Cap Value Fund Institutional Class(a)	28,860,016
4,739,258	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	25,023,280

TOTAL EQUITY MUTUAL FUNDS — 30.08% (Cost $418,609,532)		$465,893,116
Account Balance
FIXED INTEREST CONTRACT
349,323,191(b)	Empower of America Contract(a) 1.90%(c)	349,323,191

TOTAL FIXED INTEREST CONTRACT — 22.55% (Cost $349,323,191)		$349,323,191
TOTAL INVESTMENTS — 100.03% (Cost $1,473,395,453)		$1,549,260,264
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(473,159)
TOTAL NET ASSETS — 100.00%		$1,548,787,105

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
$ 6,773,553	Empower Core Bond Fund Institutional Class(a)	$ 58,997,649
9,374,003	Empower Global Bond Fund Institutional Class(a)	75,460,728
3,289,476	Empower High Yield Bond Fund Institutional Class(a)	35,493,444
4,179,873	Empower Inflation-Protected Securities Fund Institutional Class(a)	39,249,003
8,829,658	Empower Multi-Sector Bond Fund Institutional Class(a)	76,288,246
3,317,914	Empower Short Duration Bond Fund Institutional Class(a)	32,814,169
7,006,902	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	58,998,112

TOTAL BOND MUTUAL FUNDS — 32.96% (Cost $366,721,636)		$377,301,351
EQUITY MUTUAL FUNDS
2,766,525	Empower Emerging Markets Equity Fund Institutional Class(a)	32,396,009
3,184,651	Empower International Growth Fund Institutional Class(a)	32,610,827
7,691,769	Empower International Value Fund Institutional Class(a)	81,917,335
4,158,275	Empower Large Cap Growth Fund Institutional Class(a)	55,221,889
16,432,875	Empower Large Cap Value Fund Institutional Class(a)	118,481,027
Shares		Fair Value
Equity Mutual Funds — (continued)
$ 6,936,795	Empower Mid Cap Value Fund Institutional Class(a)	$ 60,003,281
6,095,338	Empower Real Estate Index Fund Institutional Class(a)	52,237,049
1,622,772	Empower Small Cap Growth Fund Institutional Class(a)	18,418,462
4,987,472	Empower Small Cap Value Fund Institutional Class(a)	34,662,933
5,684,512	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,014,225

TOTAL EQUITY MUTUAL FUNDS — 45.08% (Cost $474,222,746)		$515,963,037
Account Balance
FIXED INTEREST CONTRACT
251,682,989(b)	Empower of America Contract(a) 1.90%(c)	251,682,989

TOTAL FIXED INTEREST CONTRACT — 21.99% (Cost $251,682,989)		$251,682,989
TOTAL INVESTMENTS — 100.03% (Cost $1,092,627,371)		$1,144,947,377
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(352,459)
TOTAL NET ASSETS — 100.00%		$1,144,594,918

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
$ 10,429,207	Empower Core Bond Fund Institutional Class(a)	$ 90,838,389
14,443,150	Empower Global Bond Fund Institutional Class(a)	116,267,356
5,064,197	Empower High Yield Bond Fund Institutional Class(a)	54,642,690
6,435,604	Empower Inflation-Protected Securities Fund Institutional Class(a)	60,430,317
13,581,701	Empower Multi-Sector Bond Fund Institutional Class(a)	117,345,899
5,094,423	Empower Short Duration Bond Fund Institutional Class(a)	50,383,846
10,788,458	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	90,838,815

TOTAL BOND MUTUAL FUNDS — 23.94% (Cost $591,113,209)		$580,747,312
EQUITY MUTUAL FUNDS
8,118,338	Empower Emerging Markets Equity Fund Institutional Class(a)	95,065,735
9,345,350	Empower International Growth Fund Institutional Class(a)	95,696,380
22,524,716	Empower International Value Fund Institutional Class(a)	239,888,231
12,179,862	Empower Large Cap Growth Fund Institutional Class(a)	161,748,573
48,175,689	Empower Large Cap Value Fund Institutional Class(a)	347,346,718
Shares		Fair Value
Equity Mutual Funds — (continued)
$ 20,339,604	Empower Mid Cap Value Fund Institutional Class(a)	$ 175,937,572
11,479,445	Empower Real Estate Index Fund Institutional Class(a)	98,378,844
4,753,218	Empower Small Cap Growth Fund Institutional Class(a)	53,949,025
14,597,836	Empower Small Cap Value Fund Institutional Class(a)	101,454,961
16,667,575	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	88,004,798

TOTAL EQUITY MUTUAL FUNDS — 60.09% (Cost $1,365,558,772)		$1,457,470,837
Account Balance
FIXED INTEREST CONTRACT
388,036,471(b)	Empower of America Contract(a) 1.90%(c)	388,036,471

TOTAL FIXED INTEREST CONTRACT — 16.00% (Cost $388,036,471)		$388,036,471
TOTAL INVESTMENTS — 100.03% (Cost $2,344,708,452)		$2,426,254,620
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(780,205)
TOTAL NET ASSETS — 100.00%		$2,425,474,415

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
$ 4,150,402	Empower Core Bond Fund Institutional Class(a)	$ 36,150,001
5,750,482	Empower Global Bond Fund Institutional Class(a)	46,291,382
2,022,258	Empower High Yield Bond Fund Institutional Class(a)	21,820,169
2,566,175	Empower Inflation-Protected Securities Fund Institutional Class(a)	24,096,381
5,417,900	Empower Multi-Sector Bond Fund Institutional Class(a)	46,810,654
4,651,921	Empower Short Duration Bond Fund Institutional Class(a)	46,007,496
4,293,372	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	36,150,190

TOTAL BOND MUTUAL FUNDS — 17.98% (Cost $252,645,374)		$257,326,273
EQUITY MUTUAL FUNDS
5,936,598	Empower Emerging Markets Equity Fund Institutional Class(a)	69,517,568
6,833,882	Empower International Growth Fund Institutional Class(a)	69,978,956
16,484,843	Empower International Value Fund Institutional Class(a)	175,563,579
8,915,841	Empower Large Cap Growth Fund Institutional Class(a)	118,402,362
35,262,017	Empower Large Cap Value Fund Institutional Class(a)	254,239,140
Shares		Fair Value
Equity Mutual Funds — (continued)
$ 14,881,503	Empower Mid Cap Value Fund Institutional Class(a)	$ 128,725,003
5,924,503	Empower Real Estate Index Fund Institutional Class(a)	50,772,991
3,479,354	Empower Small Cap Growth Fund Institutional Class(a)	39,490,663
10,680,827	Empower Small Cap Value Fund Institutional Class(a)	74,231,745
12,208,009	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	64,458,290

TOTAL EQUITY MUTUAL FUNDS — 73.06% (Cost $958,850,040)		$1,045,380,297
Account Balance
FIXED INTEREST CONTRACT
128,667,177(b)	Empower of America Contract(a) 1.90%(c)	128,667,177

TOTAL FIXED INTEREST CONTRACT — 8.99% (Cost $128,667,177)		$128,667,177
TOTAL INVESTMENTS — 100.03% (Cost $1,340,162,591)		$1,431,373,747
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(475,746)
TOTAL NET ASSETS — 100.00%		$1,430,898,001

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
$ 5,152,826	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 60,339,596
5,931,475	Empower International Growth Fund Institutional Class(a)	60,738,301
14,300,809	Empower International Value Fund Institutional Class(a)	152,303,612
7,730,432	Empower Large Cap Growth Fund Institutional Class(a)	102,660,131
30,563,082	Empower Large Cap Value Fund Institutional Class(a)	220,359,821
12,911,360	Empower Mid Cap Value Fund Institutional Class(a)	111,683,267
3,154,900	Empower Real Estate Index Fund Institutional Class(a)	27,037,493
3,016,639	Empower Small Cap Growth Fund Institutional Class(a)	34,238,857
Shares		Fair Value
Equity Mutual Funds — (continued)
$ 9,272,132	Empower Small Cap Value Fund Institutional Class(a)	$ 64,441,318
10,588,031	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	55,904,828

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $804,000,523)		$889,707,224
TOTAL INVESTMENTS — 100.03% (Cost $804,000,523)		$889,707,224
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(303,450)
TOTAL NET ASSETS — 100.00%		$889,403,774

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the "1940 Act"), the Board approved ECM as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2025, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract, if any,  is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

September 30, 2025

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2025, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 47.40%
Empower Core Bond Fund Institutional Class	11,655,291	79,558,546	21,279,375	5,374,519	(958,297)	6,054,184	139,466	-	101,517,586
Empower Global Bond Fund Institutional Class	16,147,883	101,599,758	27,216,339	8,059,465	(1,060,315)	9,233,829	370,019	-	129,990,461
Empower High Yield Bond Fund Institutional Class	5,669,089	47,945,777	12,208,103	3,115,647	112,016	4,131,235	123,384	-	61,169,468
Empower Inflation-Protected Securities Fund Institutional Class	7,203,179	53,142,195	13,347,632	3,152,120	(400,995)	4,300,140	68,834	-	67,637,847
Empower Multi-Sector Bond Fund Institutional Class	15,188,916	102,876,722	25,511,871	5,578,651	(886,752)	8,422,292	297,157	-	131,232,234
Empower Short Duration Bond Fund Institutional Class	14,254,647	110,641,342	30,003,250	5,080,749	(204,885)	5,414,614	187,545	-	140,978,457
Empower U.S. Government Mortgage Securities Fund Institutional Class	12,056,758	79,428,834	21,661,762	5,477,898	(905,559)	5,905,206	107,763	-	101,517,904
					(4,304,787)	43,461,500	1,294,168	0	734,043,957
EQUITY MUTUAL FUNDS 30.08%
Empower Emerging Markets Equity Fund Institutional Class	2,315,571	21,058,073	5,359,406	4,042,079	1,332,501	4,739,942	12,269	-	27,115,342
Empower International Growth Fund Institutional Class	2,665,522	22,781,439	5,437,360	2,944,393	686,993	2,020,538	-	170,094	27,294,944
Empower International Value Fund Institutional Class	6,417,263	57,653,295	13,024,634	15,884,544	3,371,602	13,550,461	44,079	218,340	68,343,846
Empower Large Cap Growth Fund Institutional Class	3,474,248	30,142,003	18,365,092	5,538,160	2,608,520	3,169,072	-	947,956	46,138,007
Empower Large Cap Value Fund Institutional Class	13,728,893	76,516,678	22,266,994	8,948,504	5,320	9,150,147	138,180	778,127	98,985,315
Empower Mid Cap Value Fund Institutional Class	5,800,948	41,632,856	11,065,316	3,718,502	595,337	1,198,526	898,989	362,775	50,178,196
Empower Real Estate Index Fund Institutional Class	9,167,438	61,818,917	17,622,621	3,451,794	173,878	2,575,196	64,240	368,180	78,564,940
Empower Small Cap Growth Fund Institutional Class	1,355,879	10,646,321	5,839,621	1,817,085	244,682	720,373	32,428	139,635	15,389,230
Empower Small Cap Value Fund Institutional Class	4,152,520	27,036,687	6,304,074	5,293,068	(93,031)	812,323	-	324,439	28,860,016
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,739,258	16,562,989	10,053,693	2,205,395	(299,345)	611,993	-	719,084	25,023,280
					8,626,457	38,548,571	1,190,185	4,028,630	465,893,116

September 30, 2025

Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
FIXED INTEREST CONTRACT 22.55%
Empower of America Contract	349,323,191	272,865,031	83,159,551	11,010,580	-	-	4,309,189	-	349,323,191
					0	0	4,309,189	0	349,323,191
				Total	$4,321,670	$82,010,071	$6,793,542	$4,028,630	$1,549,260,264
Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 32.96%
Empower Core Bond Fund Institutional Class	6,773,553	40,312,550	18,957,146	3,641,820	(670,344)	3,369,773	76,485	-	58,997,649
Empower Global Bond Fund Institutional Class	9,374,003	51,424,958	24,112,682	5,098,916	(753,862)	5,022,004	202,740	-	75,460,728
Empower High Yield Bond Fund Institutional Class	3,289,476	24,255,885	10,687,331	1,522,186	163,403	2,072,414	67,540	-	35,493,444
Empower Inflation-Protected Securities Fund Institutional Class	4,179,873	26,885,799	12,206,683	2,163,330	(283,214)	2,319,851	37,688	-	39,249,003
Empower Multi-Sector Bond Fund Institutional Class	8,829,658	52,064,185	23,490,436	3,880,684	(647,771)	4,614,309	162,981	-	76,288,246
Empower Short Duration Bond Fund Institutional Class	3,317,914	22,453,190	10,661,387	1,461,580	(68,101)	1,161,172	41,204	-	32,814,169
Empower U.S. Government Mortgage Securities Fund Institutional Class	7,006,902	40,247,005	19,157,278	3,687,420	(636,886)	3,281,249	59,106	-	58,998,112
					(2,896,775)	21,840,772	647,744	0	377,301,351
EQUITY MUTUAL FUNDS 45.08%
Empower Emerging Markets Equity Fund Institutional Class	2,766,525	21,935,971	9,740,089	4,498,345	1,409,794	5,218,294	13,812	-	32,396,009
Empower International Growth Fund Institutional Class	3,184,651	23,758,787	10,042,485	3,502,774	583,120	2,312,329	-	191,780	32,610,827
Empower International Value Fund Institutional Class	7,691,769	60,191,745	23,903,615	18,019,777	2,341,097	15,841,752	49,794	246,646	81,917,335
Empower Large Cap Growth Fund Institutional Class	4,158,275	31,530,203	25,958,839	5,560,214	2,985,591	3,293,061	-	1,068,625	55,221,889
Empower Large Cap Value Fund Institutional Class	16,432,875	79,838,249	38,048,538	10,524,355	(1,084,161)	11,118,595	155,982	878,373	118,481,027
Empower Mid Cap Value Fund Institutional Class	6,936,795	43,490,973	19,133,898	4,287,708	296,579	1,666,118	1,013,914	409,151	60,003,281
Empower Real Estate Index Fund Institutional Class	6,095,338	35,839,502	17,095,617	2,337,245	108,214	1,639,175	40,340	231,205	52,237,049
Empower Small Cap Growth Fund Institutional Class	1,622,772	11,143,623	8,350,297	1,830,549	323,077	755,091	36,580	157,515	18,418,462
Empower Small Cap Value Fund Institutional Class	4,987,472	28,210,932	11,198,408	5,593,191	2,448	846,784	-	367,284	34,662,933

September 30, 2025

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,684,512	17,210,954	14,420,979	2,362,742	(426,075)	745,034	-	813,508	30,014,225
					6,539,684	43,436,233	1,310,422	4,364,087	515,963,037
FIXED INTEREST CONTRACT 21.99%
Empower of America Contract	251,682,989	171,484,577	87,074,176	9,689,288	-	-	2,813,524	-	251,682,989
					0	0	2,813,524	0	251,682,989
				Total	$3,642,909	$65,277,005	$4,771,690	$4,364,087	$1,144,947,377
Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 23.94%
Empower Core Bond Fund Institutional Class	10,429,207	68,682,507	22,386,564	5,787,760	(1,174,610)	5,557,078	118,764	-	90,838,389
Empower Global Bond Fund Institutional Class	14,443,150	87,678,240	28,139,055	7,646,652	(1,089,452)	8,096,713	315,008	-	116,267,356
Empower High Yield Bond Fund Institutional Class	5,064,197	41,323,575	11,988,094	2,015,383	227,419	3,346,404	104,894	-	54,642,690
Empower Inflation-Protected Securities Fund Institutional Class	6,435,604	45,807,265	14,187,216	3,145,801	(243,988)	3,581,637	58,526	-	60,430,317
Empower Multi-Sector Bond Fund Institutional Class	13,581,701	88,752,745	27,239,919	5,562,035	(495,433)	6,915,270	252,868	-	117,345,899
Empower Short Duration Bond Fund Institutional Class	5,094,423	38,149,926	12,566,839	2,165,515	(50,238)	1,832,596	63,789	-	50,383,846
Empower U.S. Government Mortgage Securities Fund Institutional Class	10,788,458	68,570,637	22,706,186	5,629,936	(880,024)	5,191,928	91,770	-	90,838,815
					(3,706,326)	34,521,626	1,005,619	0	580,747,312
EQUITY MUTUAL FUNDS 60.09%
Empower Emerging Markets Equity Fund Institutional Class	8,118,338	71,234,664	20,391,231	15,338,097	1,461,231	18,777,937	40,938	-	95,065,735
Empower International Growth Fund Institutional Class	9,345,350	76,999,152	21,409,811	12,005,752	(303,084)	9,293,169	-	567,644	95,696,380
Empower International Value Fund Institutional Class	22,524,716	194,985,467	47,738,308	47,580,260	11,983,426	44,744,716	147,235	729,306	239,888,231
Empower Large Cap Growth Fund Institutional Class	12,179,862	102,150,331	63,990,470	22,095,082	1,081,735	17,702,854	-	3,162,645	161,748,573
Empower Large Cap Value Fund Institutional Class	48,175,689	259,001,952	81,024,466	18,286,370	4,766,515	25,606,670	461,447	2,598,519	347,346,718
Empower Mid Cap Value Fund Institutional Class	20,339,604	141,062,108	40,096,879	7,225,408	3,545,370	2,003,993	2,999,954	1,210,591	175,937,572
Empower Real Estate Index Fund Institutional Class	11,479,445	74,693,470	24,393,524	3,389,966	557,670	2,681,816	76,566	438,825	98,378,844

September 30, 2025

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
Empower Small Cap Growth Fund Institutional Class	4,753,218	36,176,608	20,314,394	7,439,558	(1,929,050)	4,897,581	108,191	465,876	53,949,025
Empower Small Cap Value Fund Institutional Class	14,597,836	91,455,196	23,433,102	22,016,583	(6,546,352)	8,583,246	-	1,085,382	101,454,961
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	16,667,575	55,872,944	36,472,180	8,368,795	(3,250,299)	4,028,469	-	2,406,692	88,004,798
					11,367,162	138,320,451	3,834,331	12,665,480	1,457,470,837
FIXED INTEREST CONTRACT 16.00%
Empower of America Contract	388,036,471	292,562,706	105,455,243	14,449,712	-	-	4,586,373	-	388,036,471
					0	0	4,586,373	0	388,036,471
				Total	$7,660,836	$172,842,077	$9,426,323	$12,665,480	$2,426,254,620
Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 17.98%
Empower Core Bond Fund Institutional Class	4,150,402	26,436,716	10,113,162	2,553,665	(456,489)	2,153,788	47,354	-	36,150,001
Empower Global Bond Fund Institutional Class	5,750,482	33,765,296	12,667,435	3,315,356	(487,339)	3,174,007	125,663	-	46,291,382
Empower High Yield Bond Fund Institutional Class	2,022,258	15,960,772	5,446,919	949,916	22,545	1,362,394	41,952	-	21,820,169
Empower Inflation-Protected Securities Fund Institutional Class	2,566,175	17,666,584	6,477,759	1,538,853	(204,163)	1,490,891	23,379	-	24,096,381
Empower Multi-Sector Bond Fund Institutional Class	5,417,900	34,244,054	12,458,261	2,827,725	(452,628)	2,936,064	101,048	-	46,810,654
Empower Short Duration Bond Fund Institutional Class	4,651,921	33,694,234	13,021,695	2,383,633	(101,516)	1,675,200	58,374	-	46,007,496
Empower U.S. Government Mortgage Securities Fund Institutional Class	4,293,372	26,393,631	10,237,600	2,576,860	(427,424)	2,095,819	36,594	-	36,150,190
					(2,107,014)	14,888,163	434,364	0	257,326,273
EQUITY MUTUAL FUNDS 73.06%
Empower Emerging Markets Equity Fund Institutional Class	5,936,598	50,387,088	16,628,534	11,479,805	424,618	13,981,751	29,945	-	69,517,568
Empower International Growth Fund Institutional Class	6,833,882	54,522,909	17,789,818	10,890,541	(2,213,270)	8,556,770	-	415,782	69,978,956
Empower International Value Fund Institutional Class	16,484,843	138,082,410	38,643,007	41,295,389	(29,650)	40,133,551	107,813	534,034	175,563,579
Empower Large Cap Growth Fund Institutional Class	8,915,841	72,304,561	48,741,266	14,198,229	1,757,868	11,554,764	-	2,315,231	118,402,362
Empower Large Cap Value Fund Institutional Class	35,262,017	183,262,841	64,683,839	18,389,365	(3,087,681)	24,681,825	338,002	1,903,373	254,239,140

September 30, 2025

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
Empower Mid Cap Value Fund Institutional Class	14,881,503	99,838,006	32,151,321	8,062,123	(876,067)	4,797,799	2,196,354	886,309	128,725,003
Empower Real Estate Index Fund Institutional Class	5,924,503	37,288,803	13,953,188	2,292,134	(145,725)	1,823,134	39,609	227,012	50,772,991
Empower Small Cap Growth Fund Institutional Class	3,479,354	25,643,200	15,386,191	4,439,391	(767,509)	2,900,663	79,221	341,131	39,490,663
Empower Small Cap Value Fund Institutional Class	10,680,827	64,826,307	18,793,784	12,625,561	(1,747,576)	3,237,215	-	794,165	74,231,745
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	12,208,009	39,481,934	28,156,307	6,689,503	(3,000,035)	3,509,552	-	1,764,748	64,458,290
					(9,685,027)	115,177,024	2,790,944	9,181,785	1,045,380,297
FIXED INTEREST CONTRACT 8.99%
Empower of America Contract	128,667,177	93,829,953	39,199,753	5,836,203	-	-	1,473,674	-	128,667,177
					0	0	1,473,674	0	128,667,177
				Total	$(11,792,041)	$130,065,187	$4,698,982	$9,181,785	$1,431,373,747
Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
EQUITY MUTUAL FUNDS 100.03%
Empower Emerging Markets Equity Fund Institutional Class	5,152,826	49,501,232	8,968,990	10,483,669	890,788	12,353,043	26,977	-	60,339,596
Empower International Growth Fund Institutional Class	5,931,475	53,527,241	10,517,533	11,616,894	(2,364,866)	8,310,421	-	374,143	60,738,301
Empower International Value Fund Institutional Class	14,300,809	135,580,512	18,010,460	39,079,722	(64,330)	37,792,362	97,059	480,765	152,303,612
Empower Large Cap Growth Fund Institutional Class	7,730,432	71,010,890	34,292,413	12,266,441	2,390,185	9,623,269	-	2,083,919	102,660,131
Empower Large Cap Value Fund Institutional Class	30,563,082	179,910,931	36,598,121	18,109,736	(2,096,563)	21,960,505	303,848	1,711,043	220,359,821
Empower Mid Cap Value Fund Institutional Class	12,911,360	97,956,914	17,927,688	8,571,880	(896,933)	4,370,545	1,976,404	797,551	111,683,267
Empower Real Estate Index Fund Institutional Class	3,154,900	22,477,529	5,397,656	1,977,094	(219,870)	1,139,402	21,848	125,218	27,037,493
Empower Small Cap Growth Fund Institutional Class	3,016,639	25,143,200	10,608,464	3,976,631	(659,159)	2,463,824	71,283	306,947	34,238,857
Empower Small Cap Value Fund Institutional Class	9,272,132	63,597,953	10,423,043	12,598,066	(1,855,254)	3,018,388	-	715,520	64,441,318
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	10,588,031	38,827,515	20,788,889	7,300,423	(3,211,705)	3,588,847	-	1,587,144	55,904,828
					(8,087,707)	104,620,606	2,497,419	8,182,250	889,707,224
				Total	$(8,087,707)	$104,620,606	$2,497,419	$8,182,250	$889,707,224

September 30, 2025